Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Buildings	2 to 40 years
Building improvements	2 to 22 years
Machinery and production equipment	2 to 20 years
Support and testing machinery and equipment	2 to 15 years
Leasehold improvements	Lesser of remaining term of the lease or economic useful life
As of September 30, 2016 and September 25, 2015, property, plant and equipment at cost and accumulated depreciation were as follows:

(in thousands)	September 30, 2016	September 25, 2015
Land	$12,804	$13,294
Buildings and related improvements	103,256	104,315
Machinery and equipment	245,011	231,237
Leasehold improvements	6,498	5,572
Construction in progress	6,148	10,582
Property, plant and equipment	373,717	365,000
Accumulated depreciation	(171,025)	(140,716)
Property, plant and equipment, net	$202,692	$224,284